Finance income	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Finance income

11. Finance income

	2024 £m	2023 £m	2022 £m
Finance income arising from:
Financial assets measured at amortised cost	60	48	31
Financial assets measured at fair value through profit or loss	72	60	31
(Net losses)/net gains arising from net investment hedge relationships(1)	(16)	–	12
Other finance income	6	7	2
	122	115	76
(1)  (Net losses)/net gains arising from net investment hedge relationships contains a £15 million loss relating to ineffectiveness on net investment hedges
(2023: £nil 2022: £nil).